Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	424B3
Entity Registrant Name	APTERA MOTORS CORP.
Award Timing MNPI Disclosure [Text Block]	Our directors and executive officers may also buy or sell additional shares outside of a Rule 10b5-1 plan when they do not possess of material nonpublic information, subject to compliance with the terms of our insider trading policy.
Entity Central Index Key	0001786471
Amendment Flag	false